-  BT INVESTMENT FUNDS  -



                              CASH MANAGEMENT FUND
                             NY TAX FREE MONEY FUND
                               TAX FREE MONEY FUND
                               TREASURY MONEY FUND






                                  ANNUAL REPORT
                                  -------------
                                  DECEMBER-1996


BT INVESTMENT FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTERS TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . .     3

BT INVESTMENT FUNDS
    Statement of Assets and Liabilities. . . . . . . . . . . . .     6
    Statement of Operations. . . . . . . . . . . . . . . . . . .     6
    Statement of Changes in Net Assets . . . . . . . . . . . . .     7
    Financial Highlights . . . . . . . . . . . . . . . . . . . .     8
    Notes to Financial Statements. . . . . . . . . . . . . . . .    10
    Report of Independent Accountants. . . . . . . . . . . . . .    12

BT PORTFOLIOS
    Schedules of Portfolio Investments . . . . . . . . . . . . .    13
    Statement of Assets and Liabilities. . . . . . . . . . . . .    24
    Statement of Operations. . . . . . . . . . . . . . . . . . .    24
    Statement of Changes in Net Assets . . . . . . . . . . . . .    25
    Financial Highlights . . . . . . . . . . . . . . . . . . . .    26
    Notes to Financial Statements. . . . . . . . . . . . . . . .    27
    Report of Independent Accountants. . . . . . . . . . . . . .    28

                                        2

BT INVESTMENT FUNDS

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
MARKET ACTIVITY
The Federal Reserve Board acted only once in 1996, cutting the Federal Funds rate from 5.50% to 5.25% in January, in response to a weaker economy. The markets expected a near-term recession to drive interest rates even lower. However, once February economic data indicated stronger than anticipated growth, most notably through very strong non-farm payroll numbers, market sentiment changed completely and quickly, and interest rates rose sharply. The economy remained strong through July, leading market participants, in general, to fear that the Fed would raise interest rates officially.

Instead, the Federal Reserve Board held monetary policy neutral for the rest of 1996. Rates continued to fluctuate, rising on positive economic news and dipping on the news that the Fed remained on the sidelines each time they met. Nevertheless, in contrast to the effects of dramatic increases in interest rates during the first half of the year, moderate economic activity in the second half proved much more favorable for the financial markets.

Growth slowed in the third quarter, and inflation data continued to display an absence of any real pressure. Much of the slowdown appeared in the consumer sector, even though employment gains remained strong. Total real GDP growth tapered from an unsustainable 4.7% increase in the second quarter to 2.1% in the third.

There was no deterioration of economic growth in the final three months of the year. Consumer spending perked up in response to a high degree of confidence and a still-favorable jobs market, and business investment continued to expand rapidly. These conditions, along with status quo results of the November elections, proved favorable for the money markets, as short-term interest rates remained steady while longer-term rates drifted lower.

--------------------------------------------------------------------------------

CASH MANAGEMENT FUND

The Fund's annualized 7-day effective yield was 4.91% as of December 31, 1996.* In contrast to the short to neutral maturity strategy held for most of the first half of the year, we began extending the Fund's average maturity in the third quarter. Although we believed that the next move in interest rates would be higher, we also anticipated that the Federal Reserve Board would want a clearer picture of higher inflation and increased economic activity before making an official move. Thus, as general market expectations of higher rates led to a steeper short-term yield curve, we were able to extend the Fund's average maturity position with very little risk.

This strategy proved to be quite effective in adding value to the Fund through the remainder of the year, and we expect to maintain the current investment strategy until inflation pressures begin to surface.

OBJECTIVE
Seeks high current income consistent with liquidity and preservation of capital.

INVESTMENT INSTRUMENTS
Bank obligations, commercial paper, U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

RATINGS
S&P:  AAAm
Moody's:  AAA

STATUS AT DECEMBER 31, 1996
Seven day effective yield :  4.91%
Average maturity:  36 days
Net assets:  $119.0 million

DIVERSIFICATION OF PORTFOLIO INVESTMENTS
By Asset Type as of December 31, 1996
(PERCENTAGES ARE BASED ON MARKET VALUE)

GRAPHIC PRESENTATION "A1" OMITTED.  SEE APPENDIX.

Certificates of Deposit 28%
Repurchase Agreements 6%
Floating Rate Notes 8%
Commercial Paper 42%
Eurodollar Time Deposits 16%

                                        3

BT INVESTMENT FUNDS

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------
NY TAX FREE MONEY FUND
The Fund's annualized 7-day effective yield was 3.03% as of December 31, 1996, or a taxable equivalent of 5.72%.* Throughout the year, the keys to the Fund's competitive yield were maintaining very high credit quality issues in its portfolio and adjusting average maturity to use the volatility in interest rates to the Fund's advantage. Beginning the period with a slightly long average maturity of 54 days, we gradually shortened it in light of strong economic indicators. The Fund remained short through most of the second quarter, and then extended to a more neutral 45 days in July to take advantage of the large percentage of municipal issues that became available at that time. As no clear direction for interest rates became apparent for the remainder of the year, the Fund stayed short to neutral through most of December. Our strategy was to buy on dips and to concentrate on liquid securities, so that we could shorten the Fund quickly in the event of Federal Reserve Board action.

We did end the period with a slightly long average maturity of 50 days. Rather than reflecting any long-term bullishness on rates, this position reflects both our anticipated need for liquidity at the end of the year as investors make asset allocation decisions plus our expectation of major cash inflows in January, a month in which large amounts of monies enter the short-term tax-exempt market as a result of coupon payments and maturing issues.

OBJECTIVE
Seeks high current income exempt from Federal, New York State and New York City taxes consistent with liquidity and preservation of capital.

INVESTMENT INSTRUMENTS
Wide range of securities primarily issued by New York State and its authorities, agencies, instrumentalities and political subdivisions providing income free of Federal, New York State and New York City income taxes.

STATUS AT DECEMBER 31, 1996
Seven day effective yield :  3.03%
Average maturity:  50 days
Net assets:  $75.9 million

DIVERSIFICATION OF PORTFOLIO INVESTMENTS
BY ASSET TYPE AS OF DECEMBER 31, 1996
(percentages are based on market value)

GRAPHIC PRESENTATION "A2" OMITTED.  SEE APPENDIX.

G.O. Bonds 8%
G.O. Notes 12%
Revenue Bonds 13%
Commercial Paper 3%
Floating Rate Demand Notes 64%

--------------------------------------------------------------------------------

TAX FREE MONEY FUND
The Fund's annualized 7-day effective yield was 3.18% as of December 31, 1996, or a taxable equivalent of 5.26%.* Overall, the Fund carried out a very similar strategy as that of the NY Tax Free Money Fund. Beginning the period with an average maturity of 58 days, the Fund moved to a shorter 46 days at the end of January when the Federal Reserve Board cut rates and then reached its shortest average maturity near the end of May at about 35 days.


In July, we extended to a more neutral 45 days for two reasons. The first was the typical phenomenon whereby short-term tax-exempt markets absorb a large inflow of new money during that time and rates drop. In fact, yields on daily paper came down dramatically to approximately 2.15%-2.30%, and the yield curve steepened. Second, approximately 80-85% of municipalities begin their fiscal year in July, and they come to market with their short-term borrowing needs for the entire year at this one time. This dramatically increases supply, enabling us to lock in higher yields chosen from a larger number of issues.

In August, yields on 1-year notes reached a high of 3.95%, and the Fund purchased some of these issues to take advantage of the added yield potential. This extended the portfolio's average maturity at this time to about 55 days.
By the end of the year, the yields on 1-year notes settled at the 3.50% mark, the economy and the Federal Reserve Board seemed to be on hold, and the market was relatively stable. Thus, the Fund remained short to neutral for most of the last quarter, ending the period with a slightly long average maturity of 52 days. As with the NY Tax Free Money Fund, this extended position primarily reflects anticipated, typical January supply/demand pressures. A high credit quality, broadly diversified portfolio that helps to reduce the risks of volatility continues to be our major priority in meeting the Fund's objective.

OBJECTIVE
Seeks high current income exempt from Federal taxes consistent with liquidity and preservation of capital.

INVESTMENT INSTRUMENTS
Wide range of securities issued by states and their political subdivisions, authorities, agencies and instrumentalities providing income free of Federal income taxes.

STATUS AT DECEMBER 31, 1996
Seven day effective yield : 3.18%
Average maturity:  52 days
Net assets:  $118.0 million

DIVERSIFICATION OF PORTFOLIO INVESTMENTS
BY ASSET TYPE AS OF DECEMBER 31, 1996
(percentages are based on market value)

GRAPHIC PRESENTATION "A3" OMITTED.  SEE APPENDIX.

G.O. Notes 7%
Commercial Paper 9%
G.O. Bonds 10%
Revenue Bonds 6%
Tax Revenue Anticipation Notes 5%
Tax Anticipation Notes 1%
Floating Rate Demand Notes 62%

                                        4

BT Investment Funds
LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------
TREASURY MONEY FUND
The Fund's annualized 7-day effective yield was 4.66% as of December 31, 1996, and the Fund followed the same general strategy of adjusting the portfolio's average maturity as was carried out for the Cash Management Fund.*

Similar to the money markets, the short-term Treasury yield curve steepened in anticipation of higher interest rates in mid-year. We took advantage of this yield curve to extend the portfolio in the last half of the year, and we also purchased Treasury notes rather than Treasury bills to capture the benefits of the abnormally wide spreads between the investment vehicles. We intend to maintain the current strategy until inflationary pressures re-emerge.

OBJECTIVE
Seeks high current income consistent with liquidity and preservation of capital.

INVESTMENT INSTRUMENTS
Direct obligations of U.S. Treasury and repurchase agreements collateralized by U.S. Treasury Obligations.
RATINGS
S&P:  AAAm
Moody's:  AAA

STATUS AT DECEMBER 31, 1996
Seven day effective yield :  4.66%
Average maturity:  45 days
Net assets:  $555.0 million

DIVERSIFICATION OF PORTFOLIO INVESTMENTS
BY ASSET TYPE AS OF DECEMBER 31, 1996
(percentages are based on market value)

GRAPHIC PRESENTATION "A4" OMITTED.  SEE APPENDIX.

U.S. Treasury Notes 37%
Repurchase Agreements 63%

--------------------------------------------------------------------------------

MANAGERS' OUTLOOK
We expect continued slow to moderate economic growth and modest inflation in the months to come. Given that, we believe the Federal Reserve Board will remain on hold for the near future, with the money markets trading in a narrow range. Stronger-than- expected economic news may cause some volatility ahead, however any dips in the market may be opportunities to extend the Funds' average maturities out along the yield curve and lock in some higher rates. Overall, we will remain opportunistic, buying when valuations are attractive, and waiting for the market to take a more definite direction.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

/s/ Darlene Rasel
Darlene Rasel
PORTFOLIO MANAGER OF THE
CASH MANAGEMENT PORTFOLIO AND THE
TREASURY MONEY PORTFOLIO

/s/ Susan Bradford
Susan Bradford
PORTFOLIO MANAGER OF THE
TAX FREE MONEY PORTFOLIO AND THE
NY TAX FREE MONEY PORTFOLIO

--------------------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Investments in the Funds are neither insured nor guaranteed by the U.S. government.

                                        5

BT INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                           CASH
       NY TAX      TAX FREE       TREASURY
                                                                        MANAGEMENT     FREE MONEY
MONEY          MONEY
                                                                      ------------   ------------  ------------   ------------
ASSETS
   Investment in Portfolio, at Value*. . . . . . . . . . . . . .      $119,264,619   $ 76,032,536  $117,713,647   $555,220,772
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . . .             9,908          6,863         9,746         17,309
   Receivable for Shares of Beneficial Interest Subscribed . . .                --             --       520,795             --
                                                                      ------------   ------------  ------------   ------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .       119,274,527     76,039,399   118,244,188    555,238,081
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . .            37,549         29,102        51,342        211,609
   Payable for Shares of Beneficial Interest Redeemed. . . . . .                --             --         1,390             --
   Dividends Payable . . . . . . . . . . . . . . . . . . . . . .           245,353        128,740       197,527        287,610
   Accrued Expenses and Other. . . . . . . . . . . . . . . . . .            22,960         23,788        21,748         22,971
                                                                      ------------   ------------  ------------   ------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .           305,862        181,630       272,007        522,190
                                                                      ------------   ------------  ------------   ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .      $118,968,665   $ 75,857,769  $117,972,181   $554,715,891
                                                                      ------------   ------------  ------------   ------------
                                                                      ------------   ------------  ------------   ------------
SHARES OUTSTANDING ($0.001 Par Value Per Share,
 Unlimited Number of Shares of Beneficial Interest Authorized) .       119,049,530     75,889,031   118,021,484    554,634,274
                                                                      ------------   ------------  ------------   ------------
                                                                      ------------   ------------  ------------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (net assets divided by shares outstanding). . . . . . . . . . .      $       1.00   $       1.00  $       1.00   $       1.00
                                                                      ------------   ------------  ------------   ------------
                                                                      ------------   ------------  ------------   ------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . .      $119,049,530    $75,889,031  $118,021,484   $554,634,274
   Accumulated Net Realized Gain (Loss) from
     Investment Transactions . . . . . . . . . . . . . . . . . .           (80,865)       (31,262)      (49,303)        81,617
                                                                      ------------   ------------  ------------   ------------
NET ASSETS, DECEMBER 31, 1996. . . . . . . . . . . . . . . . . .      $118,968,665    $75,857,769  $117,972,181   $554,715,891
                                                                      ------------   ------------  ------------   ------------
                                                                      ------------   ------------  ------------   ------------


STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                           CASH          NY TAX      TAX FREE       TREASURY
                                                                        MANAGEMENT     FREE MONEY
MONEY          MONEY
                                                                      ------------   ------------  ------------   ------------

INVESTMENT INCOME
   Income, net+. . . . . . . . . . . . . . . . . . . . . . . . .        $7,329,036     $2,748,045    $4,174,092    $29,549,136
                                                                      ------------   ------------  ------------   ------------
EXPENSES
   Administration and Services Fees. . . . . . . . . . . . . . .           762,676        473,735       685,637      3,152,044
   Printing and Shareholder Reports. . . . . . . . . . . . . . .            14,781         17,012        15,273         14,885
   Registration Fees . . . . . . . . . . . . . . . . . . . . . .            15,598          2,712        17,717         18,410
   Professional Fees . . . . . . . . . . . . . . . . . . . . . .             9,480          9,483         9,092          8,710
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . .             2,655          2,605         2,605          2,655
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . .             4,925          2,766         2,138         11,927
                                                                      ------------   ------------  ------------   ------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . . .           810,115        508,313       732,462      3,208,631
   Less:  Expenses Absorbed by Bankers Trust . . . . . . . . . .           (19,705)       (34,578)      (46,825)       (56,587)
                                                                      ------------   ------------  ------------   ------------
      Net Expenses . . . . . . . . . . . . . . . . . . . . . . .           790,410        473,735       685,637      3,152,044
                                                                      ------------   ------------  ------------   ------------
Net Investment Income. . . . . . . . . . . . . . . . . . . . . .         6,538,626      2,274,310     3,488,455     26,397,092
                                                                      ------------   ------------  ------------   ------------
Realized Gain (Loss) from Investment Transactions. . . . . . . .             4,405         (2,716)       (8,495)        71,092
                                                                      ------------   ------------  ------------   ------------
Net Increase in Net Assets from Operations . . . . . . . . . . .        $6,543,031     $2,271,594    $3,479,960    $26,468,184
                                                                      ------------   ------------  ------------   ------------
                                                                      ------------   ------------  ------------   ------------


* Allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.
+ Net income allocated from Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio, respectively.

            See Notes to Financial Statements on Pages 10 and 11

                                  6

BT INVESTMENT FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    CASH MANAGEMENT                     NY TAX FREE MONEY
                                                        --------------------------------------  ------------------------------------
                                                             FOR THE              FOR THE           FOR THE            FOR THE
                                                            YEAR ENDED           YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                        DECEMBER 31, 1996    DECEMBER 31, 1995
DECEMBER 31, 1996  DECEMBER 31, 1995
                                                        -----------------   ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . .  $     6,538,626    $     8,961,194    $   2,274,310    $   2,562,883
   Net Realized Gain (Loss) from Investment
    Transactions . . . . . . . . . . . . . . . . . . . .            4,405             18,633           (2,716)          (1,746)
                                                          ---------------    ---------------    -------------    -------------
Net Increase in Net Assets from Operations . . . . . . .        6,543,031          8,979,827        2,271,594        2,561,137
                                                          ---------------    ---------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . .       (6,538,626)        (8,961,194)      (2,274,310)      (2,562,883)
                                                          ---------------    ---------------    -------------    -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (at Net Asset Value of $1.00 per share)
   Net Proceeds from Shares Sold . . . . . . . . . . . .    1,809,262,492      2,113,907,344      466,071,414      474,692,146
   Dividends Reinvested. . . . . . . . . . . . . . . . .        3,499,845          4,960,726          719,990          784,053
   Value of Shares Redeemed. . . . . . . . . . . . . . .   (1,829,906,270)    (2,142,060,394)    (461,695,529)    (483,810,589)
                                                          ---------------    ---------------    -------------    -------------
Net Increase (Decrease) from Capital
 Transactions in Shares of Beneficial Interest . . . . .      (17,143,933)       (23,192,324)       5,095,875       (8,334,390)
                                                          ---------------    ---------------    -------------    -------------
CONTRIBUTIONS OF CAPITAL
   Proceeds Contributed. . . . . . . . . . . . . . . . .          110,287                 --               --               --
                                                          ---------------    ---------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . .      (17,029,241)       (23,173,691)       5,093,159       (8,336,136)
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . .      135,997,906        159,171,597       70,764,610       79,100,746
                                                          ---------------    ---------------    -------------    -------------
End of Year. . . . . . . . . . . . . . . . . . . . . . .     $118,968,665       $135,997,906      $75,857,769      $70,764,610
                                                          ---------------    ---------------    -------------    -------------
                                                          ---------------    ---------------    -------------    -------------


                                                                    TAX FREE MONEY                        TREASURY MONEY
                                                        --------------------------------------  ------------------------------------
                                                             FOR THE              FOR THE           FOR THE            FOR THE
                                                            YEAR ENDED           YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                        DECEMBER 31, 1996    DECEMBER 31, 1995
DECEMBER 31, 1996  DECEMBER 31, 1995
                                                        -----------------   ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . .     $  3,488,455      $   3,940,986    $    26,397,092    $    31,661,220
   Net Realized Gain (Loss) from Investment
    Transactions . . . . . . . . . . . . . . . . . . . .           (8,495)           (25,044)            71,092            170,136
                                                             ------------      -------------     --------------     --------------
Net Increase in Net Assets from Operations . . . . . . .        3,479,960          3,915,942         26,468,184         31,831,356
                                                             ------------      -------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . .       (3,488,455)        (3,940,986)       (26,397,092)       (31,661,220)
   Net Realized Gain from Investment Transactions. . . .               --                 --                 --            (61,251)
                                                             ------------      -------------     --------------     --------------
Total Distributions. . . . . . . . . . . . . . . . . . .       (3,488,455)        (3,940,986)       (26,397,092)       (31,722,471)
                                                             ------------      -------------     --------------     --------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (at Net Asset Value of $1.00 per share)
   Net Proceeds from Shares Sold . . . . . . . . . . . .      859,320,089        802,388,131      7,825,627,385      7,254,751,559

   Dividends Reinvested. . . . . . . . . . . . . . . . .          999,664            954,474         22,057,782         29,265,311
   Value of Shares Redeemed. . . . . . . . . . . . . . .     (861,731,897)      (793,968,165)    (7,908,124,366)    (7,365,957,016)
                                                             ------------      -------------     --------------     --------------
Net Increase (Decrease) from Capital
 Transactions in Shares of Beneficial Interest . . . . .       (1,412,144)         9,374,440        (60,439,199)       (81,940,146)
                                                             ------------      -------------     --------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . .       (1,420,639)         9,349,396        (60,368,107)       (81,831,261)
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . .      119,392,820        110,043,424        615,083,998        696,915,259
                                                             ------------      -------------     --------------     --------------
End of Year. . . . . . . . . . . . . . . . . . . . . . .     $117,972,181       $119,392,820       $554,715,891       $615,083,998
                                                             ------------      -------------     --------------     --------------
                                                             ------------      -------------     --------------     --------------



             See Notes to Financial Statements on Pages 10 and 11

                                   7

BT INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years presented for each of the Funds.

                                                                                       CASH MANAGEMENT
                                                                 ---------------------------------------------------------
                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------------
                                                                    1996        1995        1994        1993       1992
                                                                 --------    --------    --------    --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . .       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                                 --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . .           0.05        0.05        0.04        0.03        0.03
   Net Realized Gain (Loss) from Investment Transactions .           0.00+       0.00+      (0.01)       0.00+       0.00+
                                                                 --------    --------    --------    --------    --------
Total from Investment Operations . . . . . . . . . . . . .           0.05        0.05        0.03        0.03        0.03
                                                                 --------    --------    --------    --------    --------
CONTRIBUTIONS OF CAPITAL . . . . . . . . . . . . . . . . .           0.00+         --        0.01          --          --
                                                                 --------    --------    --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . .          (0.05)      (0.05)      (0.04)      (0.03)      (0.03)
   Net Realized Gain from Investment Transactions. . . . .             --          --          --       (0.00)+     (0.00)+
                                                                 --------    --------    --------    --------    --------
Total Distributions. . . . . . . . . . . . . . . . . . . .          (0.05)      (0.05)      (0.04)      (0.03)      (0.03)
                                                                 --------    --------    --------    --------    --------
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . .          $1.00       $1.00       $1.00       $1.00       $1.00
                                                                 --------    --------    --------    --------    --------
                                                                 --------    --------    --------    --------    --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .           4.82%++     5.35%       3.67%++     2.54%       3.05%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted). . . . . . . . .       $118,969    $135,998    $159,172     $76,578     $99,649
   Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . . . . . . .           4.72%       5.22%       3.70%       2.51%       3.04%
     Expenses, including expenses of the
      Cash Management Portfolio. . . . . . . . . . . . . .           0.75%       0.74%       0.73%       0.75%       0.75%
     Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust . . . . .           0.03%       0.02%       0.08%       0.05%       0.04%



                                                                                       NY TAX FREE MONEY
                                                                 ---------------------------------------------------------
                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------------
                                                                    1996        1995        1994        1993       1992
                                                                 --------    --------    --------    --------    ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . .        $  1.00     $  1.00     $  1.00    $   1.00    $   1.00
                                                                 --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . .           0.03        0.03        0.02        0.02        0.02
   Net Realized Loss from Investment Transactions. . . . .          (0.00)+     (0.00)+     (0.00)+     (0.00)+     (0.00)+
                                                                 --------    --------    --------    --------    --------
Total from Investment Operations . . . . . . . . . . . . .           0.03        0.03        0.02        0.02        0.02
                                                                 --------    --------    --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . .          (0.03)      (0.03)      (0.02)      (0.02)      (0.02)
                                                                 --------    --------    --------    --------    --------
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . .        $  1.00     $  1.00     $  1.00    $   1.00    $   1.00
                                                                 --------    --------    --------    --------    --------
                                                                 --------    --------    --------    --------    --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .           2.68%       3.12%       2.11%       1.68%       2.38%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year (000s omitted). . . . . . . . .        $75,858     $70,765     $79,101    $103,938    $101,196
   Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . . . . . . .           2.64%       3.07%       2.05%       1.66%       2.38%
     Expenses, including expenses of the
       NY Tax Free Money Portfolio . . . . . . . . . . . .           0.75%       0.75%       0.75%       0.75%       0.75%
     Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust . . . . .           0.09%       0.07%       0.08%       0.06%       0.05%

--------------
+  Less than $0.01 per share.
++ Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.


              See Notes to Financial Statements on Pages 10 and 11

                                        8

BT INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                        TAX FREE MONEY
                                                                 ------------------------------------------------------------
                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------
                                                                   1996         1995         1994         1993         1992
                                                                 --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . .       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                 --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income. . . . . . . . . . . . . . . . .           0.03         0.03         0.02         0.02         0.03
    Net Realized Gain (Loss) from Investment Transactions.          (0.00)+      (0.00)+       0.00+        0.00+       (0.00)+
                                                                 --------     --------     --------     --------     --------
Total from Investment Operations . . . . . . . . . . . . .           0.03         0.03         0.02         0.02         0.03
                                                                 --------     --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income. . . . . . . . . . . . . . . . .          (0.03)       (0.03)       (0.02)       (0.02)       (0.03)
    Net Realized Gain from Investment Transactions . . . .             --           --        (0.00)+         --           --
                                                                 --------     --------     --------     --------     --------
Total Distributions. . . . . . . . . . . . . . . . . . . .          (0.03)       (0.03)       (0.02)       (0.02)       (0.03)
                                                                 --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . .       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                 --------     --------     --------     --------     --------
                                                                 --------     --------     --------     --------     --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .           2.84%        3.34%        2.27%        1.97%        2.69%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Year (000s omitted) . . . . . . . .       $117,972     $119,393     $110,043     $111,285     $151,473
    Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . . .           2.80%        3.28%        2.21%        1.95%        2.66%
      Expenses, including expenses of the
       Tax Free Money Portfolio. . . . . . . . . . . . . .           0.75%        0.75%        0.75%        0.75%        0.75%
      Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust. . . . .           0.07%        0.07%        0.08%        0.05%        0.05%


                                                                                         TREASURY MONEY
                                                                 ----------------------------------------------------------
                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                                 ----------------------------------------------------------
                                                                    1996        1995        1994        1993       1992
                                                                 --------    --------    --------    --------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . .          $1.00       $1.00       $1.00       $1.00         $1.00
                                                                 --------    --------    --------    --------      --------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income. . . . . . . . . . . . . . . . .           0.05        0.05        0.03        0.02          0.03
    Net Realized Gain (Loss) from Investment Transactions.           0.00+       0.00+      (0.00)+      0.00+         0.00+
                                                                 --------    --------    --------    --------      --------
Total from Investment Operations . . . . . . . . . . . . .           0.05        0.05        0.03        0.02          0.03
                                                                 --------    --------    --------    --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income. . . . . . . . . . . . . . . . .          (0.05)      (0.05)      (0.03)      (0.02)        (0.03)
    Net Realized Gain from Investment Transactions . . . .             --       (0.00)+        --       (0.00)+       (0.00)+
                                                                 --------    --------    --------    --------      --------
Total Distributions. . . . . . . . . . . . . . . . . . . .          (0.05)      (0.05)      (0.03)      (0.02)        (0.03)
                                                                 --------    --------    --------    --------      --------
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . .          $1.00       $1.00       $1.00       $1.00         $1.00
                                                                 --------    --------    --------    --------      --------
                                                                 --------    --------    --------    --------      --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .           4.71%       5.19%       3.40%       2.43%         3.10%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Year (000s omitted) . . . . . . . .       $554,716    $615,084    $696,915    $643,145    $1,302,365
    Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . . .           4.61%       5.06%       3.36%       2.39%         2.90%
      Expenses, including expenses of the
       Treasury Money Portfolio. . . . . . . . . . . . . .           0.75%       0.75%       0.75%       0.75%         0.75%
      Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust. . . . .           0.01%       0.02%       0.02%       0.01%         0.05%

------------
+    Less than $0.01 per share.

                 See Notes to Financial Statements on Pages 10 and 11

                                        9

BT INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Investment Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Cash Management Fund, NY Tax Free Money Fund, Tax Free Money Fund and Treasury Money Fund (each a "Fund", and collectively, the "Funds") are offered to investors by the Trust. The following Funds commenced operations, began offering shares of beneficial interest and invested directly in securities through:

                             COMMENCEMENT
                            OF OPERATIONS &          DIRECT INVESTMENT
                           BENEFICIAL SHARES            OF SECURITIES
FUND                            OFFERING                   THROUGH
----------------------    ------------------         -----------------
Cash Management Fund         October 5, 1988             July 22, 1990
NY Tax Free Money Fund    September 27, 1988         February 18, 1991
Tax Free Money Fund            June 10, 1987         February 18, 1991
Treasury Money Fund         November 1, 1988             July 22, 1990


Subsequent to the direct investment in securities date, the Funds began investing substantially all of their investable assets in the following respective Portfolios: Cash Management Fund in the Cash Management Portfolio, NY Tax Free Money Fund in the NY Tax Free Money Portfolio, Tax Free Money Fund in the Tax Free Money Portfolio and Treasury Money Fund in the Treasury Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolios. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At December 31, 1996, Cash Management Fund's investment was approximately 4% of the Portfolio, Treasury Money Fund's investment was approximately 28% of the Portfolio, and NY Tax Free Money Fund's and Tax Free Money Fund's investments were approximately 99.9% of the respective Portfolio.

The financial statements of each of the Portfolios, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS
It is each Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually.

D.  FEDERAL INCOME TAXES
It is each Fund's policy to comply with the requirerments of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E.  OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Each Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of each Fund's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the Funds for the year ended December 31,1996:

FUND                             ANNUAL RATE           AGGREGATED FEES
----------------------           -----------           ---------------
Cash Management Fund              0.55 of 1%                  $762,676
NY Tax Free Money Fund            0.55 of 1%                   473,735
Tax Free Money Fund               0.55 of 1%                   685,637
Treasury Money Fund               0.55 of 1%                 3,152,044


On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the year ended December 31, 1996, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund, to the extent necessary, to limit all expenses as a percentage of each Fund's average daily net assets as follows:

                                                                 WAIVER AND
                                                               REIMBURSEMENT
FUND                      ANNUAL RATE*       ANNUAL RATE+         AMOUNT
-----------------         ------------       -----------       -------------
Cash Management           0.57 of 1%         0.75 of 1%          $19,705
NY Tax Free Money         0.55 of 1%         0.75 of 1%           34,578
Tax Free Money            0.55 of 1%         0.75 of 1%           46,825
Treasury Money            0.55 of 1%         0.75 of 1%           56,587

------------
*     Excluding Expenses of the Portfolio.
+     Including Expenses of the Portfolio.

                                       10

BT INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Each Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which each of the Funds sells its shares. Currently, the most restrictive jurisdiction imposed expense limitation is 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Funds are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Funds. Similarly, none of the Funds' officers received compensation from the Funds.

NOTE 3--CAPITAL LOSS CARRYFORWARD
At December 31, 1996, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated as follows:

                                                     CAPITAL LOSS CARRYFORWARD
                     NET REALIZED                         EXPIRATION YEAR
                     CAPITAL LOSS     -------------------------------------------------------
FUND                 CARRYFORWARD      2000          2001       2002        2003        2004
-----------------    ------------     ------        ------     ------      ------      ------
Cash Management         $80,884                               $80,884
NY Tax Free Money        17,616       $10,340        $739       2,075      $1,746      $2,716
Tax Free Money           46,435                                12,896      25,044      $8,495


In 1996, Bankers Trust contributed capital in the amount of $110,287 to reimburse the Cash Management Fund for long term capital losses incurred in prior years.



                                                                 11

BT INVESTMENT FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees and Shareholders of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Cash Management, NY Tax Free Money, Tax Free Money, and Treasury Money Funds (four of the Funds comprising BT Investment Funds) as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 12, 1997



                                                                 12

CASH MANAGEMENT PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                 DESCRIPTION                                VALUE
 ------                 -----------                                -----
               CERTIFICATES OF DEPOSIT -  28.50%
$ 15,000,000   ABN Amro Bank,
                5.40%, 4/03/97 . . . . . . . . . . . . . .      $15,000,376
               Abbey National North America:
  35,000,000    5.47%, 3/27/97 . . . . . . . . . . . . . .       35,000,000
  25,000,000    5.51%, 4/08/97 . . . . . . . . . . . . . .       25,000,490

   5,000,000   Australian and New Zealand
                Banking Group,
                5.50%, 4/23/97 . . . . . . . . . . . . . .        5,000,983

  20,000,000   Banco Bilbao Vizcaya,
                5.40%, 3/05/97 . . . . . . . . . . . . . .       20,000,345

  35,000,000   Bank of Montreal,
                5.50%, 1/02/97 . . . . . . . . . . . . . .       35,000,000

  50,000,000   Bank of Nova Scotia,
                5.47%, 3/19/97 . . . . . . . . . . . . . .       50,000,000

               Bank of Tokyo-Mitsubishi Limited:
  10,000,000    5.46%, 2/18/97 . . . . . . . . . . . . . .        9,999,252
  30,000,000    5.46%, 2/21/97 . . . . . . . . . . . . . .       29,997,829
  20,000,000    5.52%, 3/06/97 . . . . . . . . . . . . . .       20,000,000

  10,000,000   Barclays,
                5.40%, 1/27/97 . . . . . . . . . . . . . .       10,000,048


  5,000,000    Bayerische Landesbank,
                5.38%, 2/03/97 . . . . . . . . . . . . . .        4,999,983

 10,000,000    Bayerische Vereinsbank,
                5.44%, 3/17/97 . . . . . . . . . . . . . .        9,999,777

               Canadian Imperial Bank of Commerce:
 50,000,000     5.42%, 1/07/97 . . . . . . . . . . . . . .       50,000,164
 30,000,000     5.37%, 1/21/97 . . . . . . . . . . . . . .       30,000,000
  2,000,000     5.41%, 1/21/97 . . . . . . . . . . . . . .        2,000,015
 25,000,000     5.39%, 1/31/97 . . . . . . . . . . . . . .       25,000,000
 25,000,000     5.44%, 3/18/97 . . . . . . . . . . . . . .       25,000,521

               Deutsche Bank:
 25,000,000     5.13%,  3/05/97. . . . . . . . . . . . . .       24,964,695
 16,000,000     5.59%,  3/26/97. . . . . . . . . . . . . .       16,003,602

  2,000,000    First Union National Bank,
                5.36%, 2/14/97 . . . . . . . . . . . . . .        1,999,727

 40,000,000    Industrial Bank of Japan,
                5.48%, 1/08/97 . . . . . . . . . . . . . .       40,000,065

27,000,000     Internationale Nederlanden Bank,
                5.39%, 1/21/97 . . . . . . . . . . . . . .       27,000,297

PRINCIPAL
 AMOUNT                 DESCRIPTION                                VALUE
 ------                 -----------                                -----
$25,000,000    J. P. Morgan & Company,
                5.61%, 3/27/97 . . . . . . . . . . . . . .      $25,006,943

  3,000,000    Lloyds Bank,
                5.50%, 1/03/97 . . . . . . . . . . . . . .        3,000,012

  8,000,000    Morgan Guaranty Bank & Trust,
                5.41%, 1/02/97 . . . . . . . . . . . . . .        8,000,002

               National Westminster Bank:
 12,000,000     5.51%, 2/24/97 . . . . . . . . . . . . . .       11,995,261
 55,000,000     5.40%, 4/02/97 . . . . . . . . . . . . . .       55,000,352

               Rabobank:
 11,000,000     5.52%, 1/02/97 . . . . . . . . . . . . . .       11,000,034
 25,000,000     5.46%, 3/19/97 . . . . . . . . . . . . . .       25,000,528
  3,500,000     5.50%, 4/28/97 . . . . . . . . . . . . . .        3,500,392

               Sanwa Bank:
 75,000,000     5.50%,  1/09/97. . . . . . . . . . . . . .       75,000,290
 15,000,000     5.50%,  1/21/97. . . . . . . . . . . . . .       15,000,165
 17,000,000     5.53%,  1/21/97. . . . . . . . . . . . . .       17,000,192
 15,000,000     5.57%,  2/14/97. . . . . . . . . . . . . .       14,996,981

               Societe Generale:
 20,000,000     5.52%, 1/09/97 . . . . . . . . . . . . . .       20,000,000
 25,000,000     5.38%, 2/14/97 . . . . . . . . . . . . . .       24,998,013
  5,000,000     5.62%, 4/01/97 . . . . . . . . . . . . . .        4,999,339
 15,000,000     5.65%, 4/01/97 . . . . . . . . . . . . . .       14,999,520

               Sumitomo Bank:
 28,000,000     5.64%, 1/06/97 . . . . . . . . . . . . . .       28,000,039
 15,000,000     5.69%, 1/14/97 . . . . . . . . . . . . . .       15,000,108

 20,000,000    Swiss Bank Corp.,
                5.75%, 3/04/97 . . . . . . . . . . . . . .       20,000,000

 25,000,000    Westpac Banking Corp.,
                5.48%, 3/25/97 . . . . . . . . . . . . . .       25,000,000
                                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
 (Amortized Cost - $929,466,340) . . . . . . . . . . . . .     $929,466,340
                                                               ------------
               COMMERCIAL PAPER* - 41.66%
               Ameritech Capital Funding Corp.:
 35,000,000     5.29%, 2/05/97 . . . . . . . . . . . . . .      $34,819,823
 16,000,000     5.31%, 3/06/97 . . . . . . . . . . . . . .       15,848,960

               Asset Securitization Cooperative Corp.:
 30,000,000     5.31%, 1/29/97 . . . . . . . . . . . . . .       29,876,100
 30,000,000     5.30%, 2/07/97 . . . . . . . . . . . . . .       29,836,583
 30,000,000     5.38%, 2/26/97 . . . . . . . . . . . . . .       29,748,933
 15,000,000     5.37%, 3/18/97 . . . . . . . . . . . . . .       14,829,950

                  See Notes to Financial Statements on Page 27

                                       13

CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                 DESCRIPTION                                VALUE
 ------                 -----------                                -----
$23,000,000    Australia Wheat Board,
                5.40%, 1/13/97 . . . . . . . . . . . . . .      $22,958,600

 50,000,000    Bank of Nova Scotia,
                5.32%, 3/04/97 . . . . . . . . . . . . . .       49,542,035

 20,000,000    BBL North  America, Inc.,
                5.32%, 1/07/97 . . . . . . . . . . . . . .       19,982,267

               Caisse Des Amortissement
                De La Dette Sociale:
 25,000,000     5.32%, 1/21/97 . . . . . . . . . . . . . .       24,926,111
  3,600,000     5.30%, 2/21/97 . . . . . . . . . . . . . .        3,572,970
 20,000,000     5.31%, 3/10/97 . . . . . . . . . . . . . .       19,799,400
 25,000,000     5.33%, 3/10/97 . . . . . . . . . . . . . .       24,748,306

 12,000,000    Caisse des Depots et Consignations,
                5.30%, 2/14/97 . . . . . . . . . . . . . .       11,922,267

 17,500,000    Coca Cola Enterprises, Inc.,
                5.42%, 1/24/97 . . . . . . . . . . . . . .       17,439,401

 50,000,000    Commerzbank,
                5.54%, 1/07/97 . . . . . . . . . . . . . .       49,953,833

               Commonwealth Bank of Australia:
 35,000,000     5.29%, 2/25/97 . . . . . . . . . . . . . .       34,717,132
 21,000,000     5.40%, 3/20/97 . . . . . . . . . . . . . .       20,754,300

               Delaware Funding Corp.:
 35,000,000     5.30%, 2/20/97 . . . . . . . . . . . . . .       34,742,361
 18,348,000     5.40%, 2/20/97 . . . . . . . . . . . . . .       18,210,390

 35,000,000    Finnish Export Credit Ltd.,
                5.45%, 1/14/97 . . . . . . . . . . . . . .       34,931,118

 40,000,000    First Boston,
                5.33%, 1/09/97 . . . . . . . . . . . . . .       39,952,622

               General Electric Capital Corp.:
  5,000,000     5.41%, 1/10/97 . . . . . . . . . . . . . .        4,993,238
 25,000,000     5.30%, 2/21/97 . . . . . . . . . . . . . .       24,812,292
 31,000,000     5.38%, 3/17/97 . . . . . . . . . . . . . .       30,652,542
 10,000,000     5.34%, 4/29/97 . . . . . . . . . . . . . .        9,824,967
 15,000,000     5.70%, 5/30/97 . . . . . . . . . . . . . .       14,646,125

  6,500,000    Hitachi American Ltd.,
                5.40%, 3/25/97 . . . . . . . . . . . . . .        6,419,075

               Heinz (H.J.) Co.:
 17,500,000     5.40%, 1/10/97 . . . . . . . . . . . . . .       17,476,375
 18,000,000     5.40%, 1/13/97 . . . . . . . . . . . . . .       17,967,600
 22,000,000     5.37%, 1/16/97 . . . . . . . . . . . . . .       21,950,775

PRINCIPAL
 AMOUNT                 DESCRIPTION                                VALUE
 ------                 -----------                                -----

$26,335,000    International Lease Finance,
                5.32%, 1/06/97 . . . . . . . . . . . . . .      $26,315,541

 14,000,000    Internationale Nederlanden (U.S.)
                Funding Corp.,
                5.35%, 4/14/97 . . . . . . . . . . . . . .       13,785,703

 30,800,000    Kingdom of Spain,
                5.50%, 3/06/97 . . . . . . . . . . . . . .       30,498,844

               Kingdom of Sweden:
 20,000,000     5.38%, 1/28/97 . . . . . . . . . . . . . .       19,919,300
  2,169,000     5.60%, 2/14/97 . . . . . . . . . . . . . .        2,154,154
 48,000,000     5.29%, 2/20/97 . . . . . . . . . . . . . .       47,647,333
 40,000,000     5.29%, 2/24/97 . . . . . . . . . . . . . .       39,682,600

  5,000,000    MCI Communications Corp.,
                5.47%, 4/30/97 . . . . . . . . . . . . . .        4,909,593

               Merrill Lynch & Co.:
 20,000,000     5.45%, 1/23/97 . . . . . . . . . . . . . .       19,933,389
 40,000,000     5.30%, 1/24/97 . . . . . . . . . . . . . .       39,863,789
 30,000,000     5.34%, 1/27/97 . . . . . . . . . . . . . .       29,884,300
 35,000,000     5.32%, 2/03/97 . . . . . . . . . . . . . .       34,829,317

               Morgan Stanley Group, Inc.:
 31,500,000     5.32%, 2/10/97 . . . . . . . . . . . . . .       31,313,800
 45,000,000     5.32%, 2/14/97 . . . . . . . . . . . . . .       44,707,400

 50,000,000    National Australia Funding (DE), Inc.,
                5.41%, 1/06/97 . . . . . . . . . . . . . .       49,962,431

  8,000,000    National Rural Utility Cooperative
                Financial Corp.,
                5.30%, 3/11/97 . . . . . . . . . . . . . .        7,918,733

  8,000,000    Pacific Dunlop Holdings, Inc.,
                5.32%, 1/31/97 . . . . . . . . . . . . . .        7,964,533

 35,000,000    Pfizer, Inc.,
                5.28%, 3/19/97 . . . . . . . . . . . . . .       34,604,733

               Receivables Capital Corp.:
 15,000,000     5.50%, 1/03/97 . . . . . . . . . . . . . .       14,995,417
  6,200,000     5.43%, 1/31/97 . . . . . . . . . . . . . .        6,171,945

 25,000,000    Royal  Bank of Canada,
                5.32%, 1/31/97 . . . . . . . . . . . . . .       24,889,167

               Sheffield Receivables Corp.:
 20,000,000     5.68%, 1/23/97 . . . . . . . . . . . . . .       19,930,578
 13,000,000     5.35%, 2/03/97 . . . . . . . . . . . . . .       12,936,246
  9,300,000     5.35%, 2/04/97 . . . . . . . . . . . . . .        9,253,009

                  See Notes to Financial Statements on Page 27

                                       14

CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                 DESCRIPTION                                VALUE
 ------                 -----------                                -----
$ 8,100,000    TransAmerica Finance Corp.,
                5.42%, 1/06/97 . . . . . . . . . . . . . .   $    8,093,903

 25,000,000    Xerox Corp.,
                5.37%, 1/13/97 . . . . . . . . . . . . . .       24,955,250

 20,000,000    Wool International,
                5.30%, 1/16/97 . . . . . . . . . . . . . .       19,955,833
                                                             --------------
TOTAL COMMERICAL PAPER
 (Amortized Cost - $1,358,933,292) . . . . . . . . . . . .   $1,358,933,292
                                                             --------------
               EURODOLLAR TIME DEPOSITS - 15.67%
140,000,000    Banco Bilbao Vizcaya,
                7.00%, 1/02/97 . . . . . . . . . . . . . .     $140,000,000

 10,000,000    Bank of America,
                5.50%,  4/24/97. . . . . . . . . . . . . .       10,000,000

 55,000,000    Bank Austria AG,
                5.48%, 3/12/97 . . . . . . . . . . . . . .       55,000,000

 25,000,000    Bank of Nova Scotia,
               5.75%, 1/06/97. . . . . . . . . . . . . . .       25,000,000

               Bank of Tokyo-Mitsubishi Limited:
 25,000,000     5.532%, 1/09/97. . . . . . . . . . . . . .       25,000,000
 28,000,000     5.50%, 2/14/97 . . . . . . . . . . . . . .       28,000,000

138,247,384    Chase Manhattan Bank Corp.,
                7.00%, 1/02/97 . . . . . . . . . . . . . .      138,247,384

 40,000,000    International Nederlanden,
                5.81%, 3/06/97 . . . . . . . . . . . . . .       40,000,000

 20,000,000    Rabobank,
                5.50%, 4/30/97 . . . . . . . . . . . . . .       20,000,000

 30,000,000    Toronto Dominion Bank,
                5.42%, 1/23/97 . . . . . . . . . . . . . .       30,000,000
                                                             --------------
TOTAL EURODOLLAR TIME DEPOSITS
 (Amortized Cost - $511,247,384) . . . . . . . . . . . . .   $  511,247,384
                                                             --------------

PRINCIPAL
 AMOUNT                 DESCRIPTION                                VALUE
 ------                 -----------                                -----
               FLOATING RATE NOTES - 7.66%
               American Express Centurion Bank:
                Monthly Variable Rate,
$10,000,000     5.634%, 10/28/97 . . . . . . . . . . . . .     $ 10,000,000
 10,000,000    5.587%, 11/18/97. . . . . . . . . . . . . .       10,000,000
 25,000,000    Avco Financial Services, Inc.
                Monthly Variable Rate,
                5.46%, 11/17/97. . . . . . . . . . . . . .       24,997,820

 25,000,000    Bayerische Landesbank
                Monthly Variable Rate,
                5.475%, 1/15/97. . . . . . . . . . . . . .       24,999,310

 10,000,000    Bear Stearns Company, Inc.
                Monthly Variable Rate,
                5.867%, 7/17/97. . . . . . . . . . . . . .       10,013,725

 25,000,000    CoreStates Bank
                Monthly Variable Rate,
                5.533%, 11/07/97 . . . . . . . . . . . . .       25,000,000

 40,000,000    General Electric Capital Corp.
                Quarterly Variable Rate,
                5.469%, 7/08/97. . . . . . . . . . . . . .       40,000,000

 10,000,000    Merrill Lynch & Co.
                Monthly Variable Rate,
                5.461%, 10/31/97 . . . . . . . . . . . . .        9,996,721

 25,000,000    PNC Bank Corp.
                Quarterly Variable Rate,
                5.568%, 11/25/97 . . . . . . . . . . . . .       24,984,487

               Wachovia Bank of North Carolina:
                Monthly Variable Rate,
 20,000,000     5.437%, 3/03/97. . . . . . . . . . . . . .       19,997,552
 25,000,000     5.539%, 4/25/97. . . . . . . . . . . . . .       24,992,767
 25,000,000    Student Loan Marketing Association
                Weekly Variable Rate,
                5.24%, 9/28/98 . . . . . . . . . . . . . .       24,995,653
                                                               ------------
TOTAL FLOATING RATE NOTES
 (Amortized Cost - $249,978,035) . . . . . . . . . . . . .     $249,978,035
                                                               ------------

                  See Notes to Financial Statements on Page 27

                                       15

CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                 DESCRIPTION                                VALUE
 ------                 -----------                                -----
               REPURCHASE AGREEMENTS - 6.13%
$150,000,000   Tri-Party Repurchase Agreement
                with Chase Securities,Inc., dated
                12/31/96, 7.50%, principal and
                interest in the amount of $150,062,500,
                due 1/02/97 (Collateralized by Federal
                National Mortgage Association Obligations,
                par value of $247,618,495, 5.50% to 11.00%,
                due 11/01/97 to
                3/01/25, value of $153,000,496). . . . . .     $150,000,000

PRINCIPAL
 AMOUNT                 DESCRIPTION                                VALUE
 ------                 -----------                                -----
$50,000,000    Tri-Party Repurchase Agreement
                with NationsBank, dated 12/31/96,
                7.375%, principal and interest in
                the amount of $50,020,486, due 1/02/97
                (Collateralized by U.S. Treasury Note,
                par value of $2,703,000, 7.75%, due
                1/31/00, value of $2,924,761; U.S.
                Treasury Bills, par value of $8,740,000,
                due 2/06/97 to 6/05/97, value of
                $8,551,830; Federal National Mortgage
                Association Obligations, par value of
                $18,971,071, 6.50%, due 3/28/97 to
                4/01/26, value of $16,065,699; Tennessee
                Valley Authority, par value of $300,000,
                due 10/01/99, value of $323,364; Federal
                Home Loan Bank, par value of $13,110,000,
                6.01% to 6.91%, due 6/25/97 to 4/30/01,
                value of $12,783,630; and Federal
                Mortgage Association Corp., par value of
                $11,254,481, 7.00% to 8.00%, due 5/01/00
                to 12/01/26, value of $10,351,353).. . . .   $   50,000,000
                                                             --------------

TOTAL REPURCHASE AGREEMENTS
 (Amortized Cost - $200,000,000) . . . . . . . . . . . . .   $  200,000,000
                                                             --------------
TOTAL INVESTMENTS
 (Amortized Cost - $3,249,625,051). . . . . 99.62%           $3,249,625,051
Other Assets Less Liabilities . . . . . . .  0.38%               12,284,641
                                            ------           --------------
NET ASSETS. . . . . . . . . . . . . . . . .   100%           $3,261,909,692
                                            ------           --------------
                                            ------           --------------
------------
* Interest rates for Commercial Paper represents discount rates at the time of purchase.


                  See Notes to Financial Statements on Page 27

                                       16

NY TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                           DESCRIPTION                                                                   VALUE
----------------                           -----------                                                                   -----
                 NEW YORK - 99.45%
$1,000,000       Buffalo, New York,  G.O., RANS, Series A  (LOC:  Landesbank Hessen, New York), 4.25%, 7/15/97        $ 1,003,409
 4,000,000       Great Neck North, New York, G.O., UFSD, TANS, 4.25%, 6/30/97. . . . . . . . . . . . . . . . . .        4,009,359
 4,300,000       Great Neck North, New York Water Authority Water System Revenue, Series A, (FGIC Insured),
                 Variable Rate Weekly Demand Note, 4.00%, 1/1/20 (a) . . . . . . . . . . . . . . . . . . . . . .        4,300,000
 3,000,000       Half Hollow Hills, New York, Huntington & Babylon, G.O., TANS, 4.25%, 6/27/97 . . . . . . . . .        3,005,829
 2,000,000       Huntington, New York, G.O., UFSD, TANS,  4.25%,  6/24/97. . . . . . . . . . . . . . . . . . . .        2,004,133
 1,000,000       Metropolitan Transportation Authority, New York, Commuter Facility Contract, Series 1,
                 (Escrowed to Maturity), 8.5%, 7/1/17, Prerefunded 7/1/97 @ 102. . . . . . . . . . . . . . . . .        1,043,411
   500,000       Metropolitan Transportation Authority, New York, Transportation Facility Contract, Series 1,
                 (Escrowed to Maturity), 8.5%, 7/1/17, Prerefunded 7/1/97 @ 102. . . . . . . . . . . . . . . . .          520,760
   690,000       Monroe County, New York, G.O., 4.50%, 6/1/97. . . . . . . . . . . . . . . . . . . . . . . . . .          692,156
 1,600,000       Montgomery County, New York, I.D.A., Service Merchandise Co., (LOC: Canadian Imperial Bank ),
                 Variable Rate Monthly Demand Note, 3.70%, 12/31/24 (a). . . . . . . . . . . . . . . . . . . . .        1,600,000
   500,000       New York City, New York, G.O. (LOC: Kredietbank), Variable Rate Daily Demand Note, 5.00%,
                 8/1/16 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          500,000
   300,000       New York City, New York, G.O. (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note,
                 4.50%, 8/1/17 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          300,000
   500,000       New York City, New York, G.O. (LOC: Morgan GuarantyTrust), Variable Rate Daily Demand Note,
                 4.50%, 8/15/18 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          500,000
 1,500,000       New York City, New York, G.O.  1,500,000 (LOC: Morgan Guaranty Trust), Variable Rate Daily
                 Demand Note, 4.50%, 8/15/19 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,500,000
   400,000       New York City, New York, G.O. (LOC: Union Bank of Switzerland), Variable Rate Daily Demand
                 Note, 4.50%, 8/15/22 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          400,000
   500,000       New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue,
                 8.25%, 6/15/16, Prerefunded 6/15/97 @ 102 . . . . . . . . . . . . . . . . . . . . . . . . . . .          519,388
 3,100,000       New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue,
                 (Insured by FGIC), Variable Rate Daily Demand Note, 4.70%, 6/15/25 (a). . . . . . . . . . . . .        3,100,000
   300,000       New York State Dormitory Authority Special Obligation - State University Educational Facility,
                 Series-A, (Escrowed to Maturity),  6.50%, 5/1/97. . . . . . . . . . . . . . . . . . . . . . . .          302,729
 2,600,000       New York State Dormitory Authority Revenue, City University (Escrowed to Maturity),
                 8.125%, 7/1/17, Prerefunded 7/1/97 @ 102. . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,707,896
 3,500,000       New York State Energy Research & Development Authority, P.C.R., Rochester Gas and Electric,
                 (LOC: Credit Suisse), Variable Rate Monthly Demand Note, 3.40%, 10/1/14 (a) . . . . . . . . . .        3,500,000
 3,800,000       New York State Energy Research & Development Authority, P.C.R., Niagara Mohawk Power ,
                 Series A, (LOC: Toronto Dominion Bank), Variable Rate Daily Demand Note, 4.70%, 7/1/15 (a). . .        3,800,000
 3,100,000       New York State Energy Research & Development Authority, P.C.R., Lilco Project,
                 (LOC: Deutsche Bank), 3.25%, 3/1/16, Mandatory Put 3/1/97 . . . . . . . . . . . . . . . . . . .        3,100,000
 3,700,000       New York State Energy Research & Development  Authority, P.C.R., New York Electric and Gas,
                 (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 4.75%, 6/1/29 (a). . . . . . . .        3,700,000
 6,750,000       New York State Energy Research & Development  Authority, P.C.R., Orange/Rockland Utility,
                 (AMBAC Insured), Variable Rate Weekly Demand Note, 3.80%, 8/01/15 (a) . . . . . . . . . . . . .        6,750,000
 1,550,000       New York State Environmental Facilities, P.C.R., State Water Revolving Fund, Series B, 6.00%,
                 9/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,575,294
 2,500,000       New York State, G.O., Series S, Tax Exempt Commercial Paper, 3.45%, 2/6/97. . . . . . . . . . .        2,500,000
 3,780,000       New York State Housing Finance Agency, Hospital Special Surgery Staff, Series A,
                 (LOC: Chase Manhattan), Variable Rate Weekly Demand Note, 3.95%, 11/1/10 (a). . . . . . . . . .        3,780,000
   675,000       New York State Job Development Authority, (LOC: Sumitomo Bank), Variable Rate Monthly
                 Demand Note, 3.60%, 3/1/99 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          675,000
 1,555,000       New York State Job Development Authority, (LOC: Sumitomo Bank), Variable Rate Monthly
                 Demand Note, 3.65%, 3/1/00 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,555,000
 2,000,000       New York State Local Government Assistance, Series A, (LOC: Credit Suisse, Union Bank of
                 Switzerland), Variable Rate Weekly Demand Note, 4.00%, 4/1/22 (a) . . . . . . . . . . . . . . .        2,000,000
 3,800,000       New York State Local Government Assistance, Series G, (LOC: Westminster), Variable Weekly
                 Demand Note, 3.85%, 4/1/25 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,800,000

                  See Notes to Financial Statements on Page 27

                                       17

NY TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                           DESCRIPTION                                                                   VALUE
----------------                           -----------                                                                   -----
$1,800,000       Onondaga County,  New York , I.D.A., (LOC: Banque Nationale De Paris), Variable Rate Monthly
                 Demand Note, 3.40%, 11/13/98 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $1,800,000
   700,000       Oyster Bay, New York, G.O., 3.75%, 2/15/97. . . . . . . . . . . . . . . . . . . . . . . . . . .          700,208
   500,000       Oyster Bay, New York, G.O., (Insured by FGIC), 5.25%, 4/15/97 . . . . . . . . . . . . . . . . .          502,095
 3,100,000       Senaca County, New York, I.D.A., Civic Facilities Revenue, (LOC: Barclays Bank),
                 Variable Rate Weekly Demand Note, 3.80%, 10/1/21 (a). . . . . . . . . . . . . . . . . . . . . .        3,100,000
 1,100,000       Suffolk County, New York, I.D.A.,  Photronics Corporate Facility, (LOC: Morgan Guaranty Trust),
                 Variable Rate Daily Demand Note, 4.95%, 1/1/98 (a). . . . . . . . . . . . . . . . . . . . . . .        1,100,000
 1,100,000       Triborough Bridge and Tunnel Authority, Series K, 7.60%, 1/1/00, (Escrowed to Maturity),
                 Prerefunded 1/1/97 @ 102. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,122,000
 2,500,000       Triborough Bridge and Tunnel Authority, Series K, 8.25%, 1/1/17, (Escrowed to Maturity),
                 Prerefunded 1/1/97 @ 102. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,550,000
                                                                                                                      -----------

TOTAL NEW YORK OBLIGATIONS (Amortized Cost - $75,618,667). . . . . . . . . . . . . . . . . . . . . . . . . . . .      $75,618,667
                                                                                                                      -----------
                 PUERTO RICO - 2.02%
$  200,000       Puerto Rico Commonwealth Government Development Bank, (LOC: Credit Suisse),
                 Variable Rate Weekly Demand Note, 3.75%, 12/1/15 (a). . . . . . . . . . . . . . . . . . . . . .      $   200,000
1,335,000        Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
                 Authority Revenue, (LOC: Bank of Tokyo-Mitsubishi), Variable Rate Weekly Demand Note, 4.10%,
                 12/1/15 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,335,000
                                                                                                                     ------------
TOTAL PUERTO RICO OBLIGATIONS (Amortized Cost - $1,535,000). . . . . . . . . . . . . . . . . . . . . . . . . . .     $  1,535,000
                                                                                                                     ------------
TOTAL INVESTMENTS (Amortized Cost - $77,153,667) . . . . . . . . . . . . . . . . . . . . . . . . . . . . 101.47%     $ 77,153,667
Liabilities in Excess of Other Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (1.47%)      (1,121,012)
                                                                                                         -------     ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 100.00%     $ 76,032,655
                                                                                                         -------     ------------
                                                                                                         -------     ------------

--------------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:
     AMBAC     -    American Municipal Bond Assurance Corporation
     FGIC      -    Financial Guaranty Insurance Corporation
     G.O.      -    General Obligation
     I.D.A.    -    Industrial Development Authority
     LOC       -    Letter of Credit
     P.C.R.    -    Pollution Control Revenue
     RANS      -    Revenue Anticipation Notes
     TANS      -    Tax Anticipation Notes
     UFSD      -    Union Free School District


                 See Notes to Financial Statements on Page 27

                                     18

TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                           DESCRIPTION                                                                   VALUE
----------------                           -----------                                                                   -----
                ARIZONA - 7.25%
$2,000,000      Chandler, Arizona, I.D.A., (LOC: National Westminster), Variable Rate Monthly
                Demand Note, 3.70%, 12/15/09 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 2,000,000
 2,800,000      Pinal County, Arizona, I.D.A., P.C.R., (LOC: National Westminster), Variable Rate Daily
                Demand Note, 5.00%, 12/1/09 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,800,000
 2,200,000      Pinal County, Arizona, I.D.A., P.C.R., Newmont Series A, (LOC: National Westminster),
                Variable Rate Daily Demand Note, 5.00%, 12/1/09 (a). . . . . . . . . . . . . . . . . . . . . . .        2,200,000
 1,500,000      Salt River Project, Arizona, Agriculture Improvement & Power District Electric System Revenue,
                Series A, (Escrowed to Maturity), 7.50%, 1/1/27, Prerefunded 1/1/97 @ 102. . . . . . . . . . . .        1,530,000
                                                                                                                      -----------
                                                                                                                        8,530,000
                                                                                                                      -----------
                CALIFORNIA - 3.50%
 4,100,000      California State RANS, Series A, 4.50%, 6/30/97. . . . . . . . . . . . . . . . . . . . . . . . .        4,116,121
                                                                                                                      -----------
                COLORADO - 4.94%
 5,800,000      Colorado State TRANS, Series A, 4.50%, 6/27/97 . . . . . . . . . . . . . . . . . . . . . . . . .        5,818,265
                                                                                                                      -----------
                FLORIDA - 20.67%
 1,130,000      Dade County, Florida, Housing Finance Authority, Bermuda Villas, Series K,
                (LOC: John Hancock Insurance), Variable Rate Weekly Demand Note, 4.35%, 2/1/05 (a) . . . . . . .        1,130,000
 1,200,000      Dade County Florida, Housing Finance Authority, Cutler Club Apartments, Series J,
                (LOC:  John Hancock Insurance), Variable Rate Weekly Demand Note, 4.35%, 2/1/05 (a). . . . . . .        1,200,000
 3,000,000      Dade County Florida, Housing Finance Authority, Nob Hill Project, Series 1,
                (LOC: John Hancock Insurance), Variable Rate Weekly Demand Note, 4.35%, 8/1/05 (a) . . . . . . .        3,000,000
 3,200,000      Florida Housing Finance Agency, River Oaks, (LOC: Citibank), Variable Rate Weekly
                Demand Note, 3.85%,  12/1/07 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,200,000
 5,800,000      Palm Beach County, Florida, Water and Sewer Revenue, (LOC: Sanwa Bank),
                Variable Rate Daily Demand Note, 5.00%, 10/1/11 (a). . . . . . . . . . . . . . . . . . . . . . .        5,800,000
 5,500,000      Pinellas County, Florida, Health Facility Authority Revenue, Pooled Hospital Loan Program,
                (LOC: Chase Manhattan), Variable Rate Daily Demand Note, 4.80%, 12/1/15 (a). . . . . . . . . . .        5,500,000
 1,000,000      Sunshine State, Florida, Governmental Financing Commission, Tax-Exempt Commercial Paper,
                (LOC: Morgan Guaranty, National Westminster, Union Bank of Switzerland), 3.40%, 4/4/97 . . . . .        1,000,000
 3,500,000      Sunshine State, Florida, Governmental Financing Commission, Tax-Exempt Commercial Paper,
                (LOC: Morgan Guaranty, National Westminster, Union Bank of Switzerland), 3.45%, 4/4/97 . . . . .        3,500,000
                                                                                                                       ----------
                                                                                                                       24,330,000
                                                                                                                       ----------
                ILLINOIS - 2.21%
 1,300,000      Burbank, Illinois, I.D.R., Service Merchandise Inc., (LOC: Canadian Imperial Bank),
                Variable Rate Monthly Demand Note, 3.70%, 9/15/24 (a). . . . . . . . . . . . . . . . . . . . . .        1,300,000
1,250,000       Illinois State Sales Tax Revenue, Series E, (Escrowed to Maturity), 7.90%, 6/15/05,
                Prerefunded 6/15/97 @ 102. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,298,648
                                                                                                                       ----------
                                                                                                                        2,598,648
                                                                                                                       ----------
                IOWA - 4.75%
 2,700,000      Des Moines, Iowa, C.D.A., East Grand Office Park Project, (Guaranteed by
                Principal Financial Group), Variable Rate Monthly Demand Note, 3.90%, 4/1/15 (a) . . . . . . . .        2,700,000
 2,895,000      Urbandale, Iowa, I.D.R., Meredith Drive Associates, (Guaranteed by Principal Financial Group),
                Variable Rate Monthly Demand Note, 3.90%, 11/1/15 (a). . . . . . . . . . . . . . . . . . . . . .        2,895,000
                                                                                                                       ----------
                                                                                                                        5,595,000
                                                                                                                       ----------
                KANSAS 2.29%
 1,400,000      Fairway, Kansas, I.D.R., J.C. Nichols Project, (Guaranteed by Principal Financial Group),
                Variable Rate Monthly Demand Note, 3.90%, 11/1/14 (a). . . . . . . . . . . . . . . . . . . . . .        1,400,000
 1,300,000      Prairie Village, Kansas Multi-Family Revenue, J.C. Nichols Project, (Guaranteed by
                Principal Insurance Group), Variable Rate Monthly Demand Note, 3.90%, 12/1/15 (a). . . . . . . .        1,300,000
                                                                                                                       ----------
                                                                                                                        2,700,000
                                                                                                                       ----------

                  See Notes to Financial Statements on Page 27

                                       19

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SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                           DESCRIPTION                                                                   VALUE
----------------                           -----------                                                                   -----
                LOUISIANA - 0.85%
$1,000,000      Jefferson Parish, Louisiana Hospital Revenue, West Jefferson Medical Center,
                (LOC: Rabobank Nederland), Variable Rate Weekly Demand Note, 4.10%, 1/1/26 (a) . . . . . . . . .      $ 1,000,000
                                                                                                                      -----------
                MASSACHUSETTS - 4.77%
 5,600,000      Massachusetts State, Series A, 4.25%, 6/10/97. . . . . . . . . . . . . . . . . . . . . . . . . .        5,609,309
                                                                                                                      -----------
                MICHIGAN - 1.53%
 1,800,000      Michigan State Housing Authority, Series C, (LOC: Credit Suisse),
                Variable Rate Weekly Demand Note, 4.15%, 4/1/19 (a). . . . . . . . . . . . . . . . . . . . . . .        1,800,000
                                                                                                                      -----------
                MISSOURI - 2.97%
 2,200,000      Kansas City, Missouri, I.D.A., Coach House Project, (Guaranteed by Principal Financial Group),
                Variable Rate Monthly Demand Note, 3.90%, 12/1/15 (a)  . . . . . . . . . . . . . . . . . . . . .        2,200,000
 1,300,000      St. Louis, Missouri, I.D.A., Cedar Run Apartments Project, (LOC: John Hancock Insurance),
                Variable Rate Weekly Demand Note, 4.35%, 2/1/07 (a). . . . . . . . . . . . . . . . . . . . . . .        1,300,000
                                                                                                                      -----------
                                                                                                                        3,500,000
                                                                                                                      -----------
                NEW HAMPSHIRE -1.78%
 2,100,000      New Hampshire State, I.D.A., (LOC: Union Bank of Switzerland),
                Variable Rate Monthly Demand Note, 3.65%, 7/1/13 (a) . . . . . . . . . . . . . . . . . . . . . .        2,100,000
                                                                                                                      -----------
                NEW YORK - 17.45%
   400,000      New York City, New York, G.O., (LOC: Morgan Guaranty Trust ),
                Variable Rate Daily Demand Note, 4.50%, 8/15/18 (a). . . . . . . . . . . . . . . . . . . . . . .          400,000
   300,000      New York City, New York, G.O., (LOC: Morgan Guaranty Trust),
                Variable Rate Daily Demand Note, 4.50%, 8/15/19(a) . . . . . . . . . . . . . . . . . . . . . . .          300,000
   400,000      New York City, New York, G.O., Series B, (Insured FGIC ),
                Variable Rate Daily Demand Note, 4.50%, 10/1/20 (a). . . . . . . . . . . . . . . . . . . . . . .          400,000
   700,000      New York City, New York, G.O., (LOC: Union Bank of Switzerland),
                Variable Rate Daily Demand Note, 4.50%, 8/15/21 (a). . . . . . . . . . . . . . . . . . . . . . .          700,000
   400,000      New York City, New York, G.O., (LOC: Union Bank of Switzerland),
                Variable Rate Daily Demand Note, 4.50%, 8/15/22 (a). . . . . . . . . . . . . . . . . . . . . . .          400,000
   400,000      New York City, New York, G.O., (LOC: Union Bank of Switzerland),
                Variable Rate Daily Demand Note, 4.50%, 8/15/23 (a). . . . . . . . . . . . . . . . . . . . . . .          400,000
 2,000,000      New York State Dormitory Authority, City University System, Series A,
                (Escrowed to Maturity), 8.125%, 7/1/17, Prerefunded 7/1/97 @102. . . . . . . . . . . . . . . . .        2,083,699
   600,000      New York State Energy Research and Development Authority, P.C.R., New York Electric and Gas,
                (LOC: Morgan Guaranty Trust), Variable Rate Daily Demand Note, 4.75%, 6/1/29 (a) . . . . . . . .          600,000
 4,400,000      New York State Energy Research and Development Authority, P.C.R., Niagara Mohawk Power,
                Series A, (LOC: Toronto Dominion), Variable Rate Daily Demand Note, 4.70%, 7/1/15 (a). . . . . .        4,400,000
 2,300,000      New York State Housing Finance Agency, Hospital Special Surgery Staff,
                (LOC: Chase Manhattan), Variable Rate Weekly Demand Note, 3.95%, 11/1/10 (a) . . . . . . . . . .        2,300,000
 1,800,000      New York State Local Assistance, Series A, (LOC: Credit Suisse, Union Bank of Switzerland),
                Variable Rate Weekly Demand Note, 4.00%, 4/1/22 (a). . . . . . . . . . . . . . . . . . . . . . .        1,800,000
 3,100,000      New York State Local Assistance, Series G, (LOC: National Westminster),
                Variable Rate Weekly Demand Note, 3.85%, 4/1/25 (a). . . . . . . . . . . . . . . . . . . . . . .        3,100,000
 1,500,000      New York State, Series S, Tax-Exempt Commerical Paper, 3.45%, 2/7/97 . . . . . . . . . . . . . .        1,500,000
 1,110,000      Triborough Bridge and Tunnel Authority, Series K, (Escrowed to Maturity), 7.60%, 1/1/00,
                Prerefunded 1/1/97 @ 102 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,132,200
 1,000,000      Triborough Bridge and Tunnel Authority, Series K, (Escrowed to Maturity), 7.70%, 1/1/01,
                Prerefunded 1/1/97 @ 102 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,020,000
                                                                                                                      -----------
                                                                                                                       20,535,899
                                                                                                                      -----------

                  See Notes to Financial Statements on Page 27

                                       20

TAX FREE MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                           DESCRIPTION                                                                   VALUE
----------------                           -----------                                                                   -----
                OHIO - 8.09%
$5,500,000      Cuyahoga County, Ohio, Hospital Revenue, University Hospital Cleveland,
                (LOC: Dai-Ichi Kangyo), Variable Rate Daily Demand Note, 5.00%, 1/1/16 (a) . . . . . . . . . . .     $  5,500,000
 4,000,000      Ohio State, G.O., Series T, 4.80%, 5/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,022,360
                                                                                                                    -------------
                                                                                                                        9,522,360
                                                                                                                    -------------
                PENNSYLVANIA - 1.45%
   700,000      Lehigh County, Pennsylvania, I.D.R., Allegheny Electric, (LOC:Rabobank Nederland),
                Variable Rate Monthly Demand Note, 3.65%, 6/1/14 (a) . . . . . . . . . . . . . . . . . . . . . .          700,000
 1,000,000      Pennsylvania State TANS, 4.50%, 6/30/97. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,005,419
                                                                                                                    -------------
                                                                                                                        1,705,419
                                                                                                                    -------------
                SOUTH CAROLINA - 0.85%
   500,000      South Carolina State, G.O., Series U, 7.60%, 2/1/97. . . . . . . . . . . . . . . . . . . . . . .          501,805
   500,000      South Carolina State, G.O., Series V, 6.50%, 2/1/97. . . . . . . . . . . . . . . . . . . . . . .          501,370
                                                                                                                    -------------
                                                                                                                        1,003,175
                                                                                                                    -------------
                TEXAS - 6.52%
 2,645,000      Texas Small Business, I.D.R., Texas Public Facilities, (LOC: Credit Suisse,
                National Westminster), Variable Rate Weekly Demand Note, 4.15%, 7/1/26 (a) . . . . . . . . . . .        2,645,000
 5,000,000      Texas State, TRANS, 4.75%, 8/29/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,028,492
                                                                                                                    -------------
                                                                                                                        7,673,492
                                                                                                                    -------------
                VERMONT - 4.02%
 4,735,000      Vermont I.D.A., Central Vermont Public Service, (LOC: Toronto Dominion), Variable Rate
                Monthly Demand Note, 3.70%, 12/1/13 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,735,000
                                                                                                                    -------------
                VIRGINIA - 0.85%
 1,000,000      Virginia State Transportation Board, Route 28 Project, (Escrowed to Maturity), 6.80%, 3/1/97 . .        1,005,148
                                                                                                                    -------------
                WASHINGTON - 4.64%
 5,455,000      Chelan County, Washington, Public Utility District 1, (Insured by MBIA),
                Variable Rate Weekly Demand Note, 4.00%, 6/1/15 (a). . . . . . . . . . . . . . . . . . . . . . .        5,455,000
                                                                                                                    -------------
                WYOMING - 3.82%
 2,000,000      Sweetwater County, Wyoming, Tax-Exempt Commercial Paper,
                (LOC: Union Bank of Switzerland), 3.45%, 2/6/97. . . . . . . . . . . . . . . . . . . . . . . . .        2,000,000
 1,000,000      Sweetwater County, Wyoming, Tax-Exempt Commercial Paper,
                (LOC: Union Bank of Switzerland), 3.50%, 3/3/97. . . . . . . . . . . . . . . . . . . . . . . . .        1,000,000
 1,500,000      Sweetwater County, Wyoming, Tax-Exempt Commercial Paper,
                (LOC: Union Bank of Switzerland), 3.50%, 3/3/97. . . . . . . . . . . . . . . . . . . . . . . . .        1,500,000
                                                                                                                    -------------
                                                                                                                        4,500,000
                                                                                                                    -------------
TOTAL INVESTMENTS - (Amortized Cost - $123,832,836) . . . . . . . . . . . . . . . . . . . . . . . . . . 105.20%     $123,832,836
Liabilities in Excess of Other Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (5.20%)      (6,119,070)
                                                                                                        -------     ------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 100.00%     $117,713,766
                                                                                                        -------     ------------
                                                                                                        -------     ------------

------------
(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

The following abbreviations are used in portfolio descriptions:
C.D.A.    -    Community Development Authority
G.O.      -    General Obligation
I.D.A.    -    Industrial Development Authority
I.D.R.    -    Industrial Development Revenue
LOC       -    Letter of Credit
MBIA      -    Municipal Bond Investors Assurance
P.C.R.    -    Pollution Control Revenue
RANS      -    Revenue Anticipation Notes
TANS      -    Tax Anticipation Notes
TRANS     -    Tax Revenue Anticipation Notes

                  See Notes to Financial Statements on Page 27

                                       21

TREASURY MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                           DESCRIPTION                                                                   VALUE
----------------                           -----------                                                                   -----
                U.S. TREASURY NOTES - 36.26%
$260,000,000      7.50%, 1/31/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $260,436,835
  50,000,000      6.625%, 3/31/97. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       50,166,400
  25,000,000      6.875%, 3/31/97. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25,099,542
  77,000,000      6.50%, 4/30/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       77,207,354
  49,000,000      6.50%, 5/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       49,182,354
 255,000,000      5.875%, 7/31/97. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      255,667,028
                                                                                                                     ------------

TOTAL U.S. TREASURY NOTES (Amortized Cost - $717,759,513). . . . . . . . . . . . . . . . . . . . . . . . . . . .     $717,759,513
                                                                                                                     ------------
                                   ------------
                REPURCHASE AGREEMENTS - 62.86%
$ 75,000,000    Tri-Party Repurchase Agreement with Chase Manhattan Bank Corp., dated 12/31/96, 6.45%, principal & interest in the amount of $75,026,875, due 1/02/97, (Collateralized by U.S.
                 Treasury Notes, par value of $72,975,000, 6.375% to 6.875%, due 7/15/99 to 7/31/99,
                 value of $76,504,120) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 75,000,000
 150,000,000    Repurchase Agreement with J.P. Morgan, dated 12/31/96, 6.00%, principal & interest in the amount of $150,050,000, due 1/02/97, (Collateralized by U.S. Treasury Notes, par value of
                 $151,737,000, 4.75% to 5.625%, due 2/15/97 to 3/31/98, value of $151,911,874) . . . . . . . . .      150,000,000
  75,000,000    Tri-Party Repurchase Agreement with Sanwa Bank, Ltd., dated 12/31/96, 6.50%, principal &
                 interest in the amount of $75,027,083, due 1/02/97, (Collateralized by U.S. Treasury Notes, par
                 value of $70,472,000, 4.75% to 7.875%, due 7/31/97 to 11/30/01, value of $71,780,437;
                 U.S. Treasury Bills, par value of $4,726,000, due 1/09/97, value of $4,720,211) . . . . . . . .       75,000,000
  75,000,000    Tri-Party Repurchase Agreement with Swiss Bank Corp., dated 12/31/96, 6.00%, principal &
                 interest in the amount of $75,025,000, due 1/02/97, (Collateralized by U.S. Treasury Bonds,
                 par value of $64,565,000, 6.00% to 10.625%, due 8/15/15 to 2/15/26, value of $77,159,097) . . .       75,000,000
 100,000,000    Tri-Party Repurchase Agreement with United Bank of Switzerland, dated 11/26/96, 5.34%, principal & interest in the amount of $100,608,167, due 1/06/97, (Collateralized by U.S.
                 Treasury Notes, par value of $30,945,000, 6.875%, due 8/31/99, value of $32,396,936; U.S.
                 Treasury Strips, par value of $219,600,000, 6.75% to 9.25%, due 11/15/97 to 8/15/26,
                 value of $69,606,071) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      100,000,000
  25,000,000    Tri-Party Repurchase Agreement with United Bank of Switzerland, dated 12/05/96, 5.35%, principal & interest in the amount of $25,118,889, due 1/06/97, (Collateralized by U.S. Treasury
                 Note, par value of $24,360,000, 6.875%, due 8/31/99, value of $25,502,969). . . . . . . . . . .       25,000,000
  69,428,366    Tri-Party Repurchase Agreement with Morgan Stanley Group, Inc., dated 12/31/96, 6.25%, principal & interest in the amount of $69,452,473, due 1/02/97, (Collateralized by U.S.
                 Treasury Note, par value of $28,943,000, 6.375%, due 3/31/01, value of $29,744,942; U.S.
                 Treasury Bonds, par value of $32,837,000, 7.875% to 10.375%, due 11/15/12 to 2/15/21,
                 value of $41,736,149) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       69,428,366
 150,000,000    Tri-Party Repurchase Agreement with Smith Barney, Inc., dated 12/31/96, 6.25%, principal &
                 interest in the amount of $150,052,083, due 1/02/97, (Collateralized by U.S. Treasury Strips,
                 par value of $124,401,000, due 5/15/97 to 8/15/25, value of  $65,585,915; U.S. Treasury Notes, par value of $74,138,000, 6.125% to 6.875%, due 3/31/97 to 7/31/00, value of  $75,885,491;
                 U.S. Treasury Bonds, par value of $9,470,000, 6.50% to 11.875%, due 11/15/03 to 11/15/26,
                 value of $11,528,631) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      150,000,000
 200,000,000    Open Tri-Party Repurchase Agreement with Canadian Imperial Bank of Commerce dated
                 11/14/96, Daily Variable Rate, principal and interest in the amount of $200,075,000,
                 (Collateralized by U.S. Treasury Bonds, par value of $107,217,000, 6.75% to 12.00%, due 5/15/05 to 8/15/26, value of $119,656,064; U.S. Treasury Notes, par value of $82,100,000,
                 6.00% to 8.50%, due 4/15/97 to 7/15/06, value of $84,346,234) . . . . . . . . . . . . . . . . .      200,000,000
 100,000,000    Tri-Party Repurchase Agreement with Goldman Sachs & Co., dated 12/31/96, 6.25%, principal
                 & interest in the amount of $100,034,722, due 1/02/97, (Collateralized by U.S. Treasury Strips,
                 par value of $10,922,400, due 8/15/02 to 5/15/09, value of $6,213,082; U.S. Treasury Bonds,
                 par value of $79,414,000, 8.125%, due 8/15/21, value of $95,786,923). . . . . . . . . . . . . .      100,000,000
 150,000,000    Tri-Party Repurchase Agreement with Goldman Sachs & Co., dated 12/31/96, 6.60%, principal
                 & interest in the amount of $150,055,000, due 1/02/97, (Collateralized by U.S. Treasury Strips,
                 par value of $16,383,600, due 8/15/02 to 5/15/09, value of $9,319,623; U.S. Treasury
                 Bonds, par value of $119,121,000, 8.125%, due 8/15/21, value of $143,680,385) . . . . . . . . .      150,000,000

                  See Notes to Financial Statements on Page 27

                                       22

TREASURY MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                           DESCRIPTION                                                                   VALUE
----------------                           -----------                                                                   -----

$75,000,000     Repurchase Agreement with Merrill Lynch, dated 12/31/96, 6.25%, principal & interest in the amount of $75,026,042, due 1/02/97, (Collateralized by U.S. Treasury Strips, par value of
                $135,775,000, due 8/15/01 to 2/15/09, value of $76,500,000). . . . . . . . . . . . . . . . . . .   $   75,000,000
                                                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS (Amortized Cost - $1,244,428,366). . . . . . . . . . . . . . . . . . . . . . . . . .   $1,244,428,366
                                                                                                                   --------------
TOTAL INVESTMENTS (Amortized Cost $1,962,187,879). . . . . . . . . . . . . . . . . . . . . . . . . . . . . 99.12%  $1,962,187,879
Other Assets Less Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.88%      17,524,967
                                                                                                          -------  --------------
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .100.00%  $1,979,712,846
                                                                                                          -------  --------------



                  See Notes to Financial Statements on Page 27

                                       23
--------------------------------------------------------------------------------
BT PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                        CASH               NY TAX             TAX FREE           TREASURY
                                                     MANAGEMENT          FREE MONEY             MONEY              MONEY
                                                   --------------       -------------       -------------     ---------------
ASSETS
  Investments, at Value* . . . . . . . . . . . . . $3,249,625,051       $  77,153,667       $ 123,832,836     $ 1,962,187,879
  Cash . . . . . . . . . . . . . . . . . . . . . .             --               8,796               9,232               2,316
  Interest Receivable. . . . . . . . . . . . . . .     12,803,264             695,517             986,369          17,820,000
  Prepaid Expenses and Other . . . . . . . . . . .         14,044                 379                 573              25,211
                                                   --------------       -------------       -------------     ---------------
Total Assets . . . . . . . . . . . . . . . . . . .  3,262,442,359          77,858,359         124,829,010       1,980,035,406
                                                   --------------       -------------       -------------     ---------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . .        494,489               7,233              13,424             299,934
  Payable for Securities Purchased . . . . . . . .             --           1,800,000           7,082,306                  --
  Accrued Expenses and Other . . . . . . . . . . .         38,178              18,471              19,514              22,626
                                                   --------------       -------------       -------------     ---------------
Total Liabilities. . . . . . . . . . . . . . . . .        532,667           1,825,704           7,115,244             322,560
                                                   --------------       -------------       -------------     ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . $3,261,909,692       $  76,032,655       $ 117,713,766     $ 1,979,712,846
                                                   --------------       -------------       -------------     ---------------
                                                   --------------       -------------       -------------     ---------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . $3,261,909,692       $  76,032,655       $ 117,713,766     $ 1,979,712,846
                                                   --------------       -------------       -------------     ---------------
NET ASSETS, DECEMBER 31, 1996. . . . . . . . . . . $3,261,909,692       $  76,032,655       $ 117,713,766     $ 1,979,712,846
                                                   --------------       -------------       -------------     ---------------
                                                   --------------       -------------       -------------     ---------------


--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                        CASH               NY TAX             TAX FREE           TREASURY
                                                     MANAGEMENT          FREE MONEY             MONEY              MONEY
                                                    -------------       -------------       -------------     ---------------
INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . .  $ 179,419,733       $   2,920,613       $   4,423,864     $    99,248,066
                                                    -------------       -------------       -------------     ---------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . .      4,935,288             129,423             187,326           2,787,544
  Administration and Services Fees . . . . . . . .      1,645,096              43,141              62,442             929,181
  Professional Fees. . . . . . . . . . . . . . . .         49,838              37,290              39,841              39,224
  Trustees Fees. . . . . . . . . . . . . . . . . .          2,365               2,315               2,315               2,365
  Printing and Shareholder Reports . . . . . . . .             --                 588                 588                  --
  Miscellaneous. . . . . . . . . . . . . . . . . .         50,988                 810               1,088              18,941
                                                    -------------       -------------       -------------     ---------------
  Total Expenses . . . . . . . . . . . . . . . . .      6,683,575             213,567             293,600           3,777,255
  Less:  Expenses Absorbed by Bankers Trust. . . .       (761,230)            (41,003)            (43,832)            (60,530)
                                                    -------------       -------------       -------------     ---------------
    Net Expenses . . . . . . . . . . . . . . . . .      5,922,345             172,564             249,768           3,716,725
                                                    -------------       -------------       -------------     ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . .    173,497,388           2,748,049           4,174,096          95,531,341
REALIZED GAIN (LOSS) FROM INVESTMENT TRANSACTIONS.        102,443             (2,716)             (8,495)             217,057
                                                    -------------       -------------       -------------     ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . .  $ 173,599,831       $   2,745,333       $   4,165,601     $    95,748,398
                                                    -------------       -------------       -------------     ---------------
                                                    -------------       -------------       -------------     ---------------

-------------------
* For the Treasury Money Portfolio, includes repurchase agreements amounting to $1,244,428,366.


                  See Notes to Financial Statements on Page 27

                                       24

--------------------------------------------------------------------------------
BT PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              CASH MANAGEMENT                     NY TAX FREE MONEY
                                                    ------------------------------------    -------------------------------------
                                                         FOR THE             FOR THE             FOR THE             FOR THE
                                                        YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                    -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . .      $    173,497,388     $   148,091,392       $  2,748,049        $  3,021,622
   Net Realized Gain (Loss) from Investment
    Transactions . . . . . . . . . . . . . . .               102,443             268,537             (2,716)             (1,746)
                                                    ----------------     ---------------       ------------        ------------
Net Increase in Net Assets from Operations . .           173,599,831         148,359,929          2,745,333           3,019,876
                                                    ----------------     ---------------       ------------        ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . .        20,303,004,962      35,062,532,338        248,919,074         474,692,146
   Value of Capital Withdrawn. . . . . . . . .       (19,831,740,806)    (35,329,985,394)      (246,564,588)       (486,113,554)
                                                    ----------------     ---------------       ------------        ------------

Net Increase (Decrease) in Net Assets from
   Capital Transactions. . . . . . . . . . . .           471,264,156        (267,453,056)         2,354,486         (11,421,408)
                                                    ----------------     ---------------       ------------        ------------

CONTRIBUTIONS OF CAPITAL
Proceeds Contributed . . . . . . . . . . . . .             1,113,488                  --                 --                  --
                                                    ----------------     ---------------       ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . .           645,977,475        (119,093,127)         5,099,819          (8,401,532)
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . .         2,615,932,217       2,735,025,344         70,932,836          79,334,368
                                                    ----------------     ---------------       ------------        ------------
End of Year. . . . . . . . . . . . . . . . . .      $  3,261,909,692     $ 2,615,932,217       $ 76,032,655        $ 70,932,836
                                                    ----------------     ---------------       ------------        ------------
                                                    ----------------     ---------------       ------------        ------------
                                                              TX FREE MONEY                           TREASURY MONEY
                                                    ------------------------------------    -------------------------------------
                                                         FOR THE             FOR THE             FOR THE             FOR THE
                                                        YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                    -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . .      $      4,174,096     $     4,602,523    $    95,531,341     $    65,712,157
   Net Realized Gain (Loss) from Investment
     Transactions. . . . . . . . . . . . . . .                (8,495)            (25,049)           217,057             244,290
                                                    ----------------     ---------------    ---------------        ------------
Net Increase in Net Assets from Operations . .             4,165,601           4,577,474         95,748,398          65,956,447
                                                    ----------------     ---------------    ---------------        ------------

CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . .           336,717,831         802,388,131     13,280,023,129      12,489,163,533
   Value of Capital Withdrawn. . . . . . . . .          (342,872,465)       (797,670,460)   (13,337,140,277)    (11,496,812,976)
                                                    ----------------     ---------------    ---------------        ------------

Net Increase (Decrease) in Net Assets from
   Capital Transactions. . . . . . . . . . . .            (6,154,634)          4,717,671        (57,117,148)        992,350,557
                                                    ----------------     ---------------    ---------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . .            (1,989,033)          9,295,145         38,631,250       1,058,307,004

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . .           119,702,799         110,407,654      1,941,081,596         882,774,592
                                                    ----------------     ---------------     --------------      --------------
End of Year. . . . . . . . . . . . . . . . . .      $    117,713,766     $   119,702,799     $1,979,712,846      $1,941,081,596
                                                    ----------------     ---------------     --------------      --------------
                                                    ----------------     ---------------     --------------      --------------

                  See Notes to Financial Statements on Page 27

                                       25

--------------------------------------------------------------------------------
BT PORTFOLIOS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the years indicated for each of the Portfolios.

                                                                              CASH MANAGEMENT
                                                      -----------------------------------------------------------------------
                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                          1996             1995          1994           1993           1992
                                                      -----------     ----------     ----------     ----------     ----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) . . . . . . .  $ 3,261,910     $2,615,932     $2,735,025     $1,930,075     $1,438,688
    Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .        5.27%          5.77%          4.24%          3.06%          3.52%
    Expenses . . . . . . . . . . . . . . . . . . . .        0.18%          0.18%          0.18%          0.20%          0.22%
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . .        0.02%          0.02%          0.02%          0.00%+         0.00%+
                                                                              NY TAX FREE MONEY
                                                      -----------------------------------------------------------------------
                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                          1996             1995          1994           1993           1992
                                                      -----------     ----------     ----------     ----------     ----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) . . . . . . .  $    76,033     $   70,933     $   79,334     $  104,188     $  101,419
    Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .        3.18%          3.62%          2.60%          2.21%          2.90%
    Expenses . . . . . . . . . . . . . . . . . . . .        0.20%          0.20%          0.20%          0.20%          0.22%
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . .        0.05%          0.04%          0.03%          0.03%          0.03%
                                                                               TAX FREE MONEY
                                                      -----------------------------------------------------------------------
                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                          1996             1995          1994           1993           1992
                                                      -----------     ----------     ----------     ----------     ----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) . . . . . . .  $   117,714     $  119,703     $  110,408     $  111,604     $  157,634
    Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .        3.34%          3.82%          2.76%          2.50%          3.18%
    Expenses . . . . . . . . . . . . . . . . . . . .        0.20%          0.20%          0.20%          0.20%          0.22%
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . .        0.04%          0.03%          0.03%          0.02%          0.02%
                                                                               TREASURY MONEY
                                                      -----------------------------------------------------------------------
                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                          1996             1995          1994           1993           1992
                                                      -----------     ----------     ----------     ----------     ----------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Year (000s omitted) . . . . . . .  $ 1,979,713     $1,941,082     $  882,775     $  789,479     $1,408,114
    Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .        5.14%          5.58%          3.93%          2.93%          3.44%
    Expenses . . . . . . . . . . . . . . . . . . . .        0.20%          0.20%          0.20%          0.20%          0.22%
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . .        0.00%+         0.01%          0.01%          0.01%          0.01%

-----------------------
+       Less than 0.01%.


                  See Notes to Financial Statements on Page 27

                                       26

--------------------------------------------------------------------------------
BT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION
Cash Management Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio and Treasury Money Portfolio (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies. The following portfolios were organized as an unincorporated trust under the laws of New York and commenced operations as follows:

                                    ORGANIZATION          COMMENCEMENT
PORTFOLIO                               DATE             OF OPERATIONS
--------------------                ------------      -----------------
Cash Management                   March 26, 1990          July 23, 1990
NY Tax Free Money                 March 26, 1990      February 19, 1991
Tax Free Money                    March 26, 1990      February 19, 1991
Treasury Money                    March 26, 1990          July 23, 1990
The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B.  SECURITY VALUATION
Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of each Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D.  REPURCHASE AGREEMENTS
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the respective Portfolios at the time of such determination.

E.  FEDERAL INCOME TAXES
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Each Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the respective Portfolios for the year ended December 31, 1996:

PORTFOLIO                            ANNUAL RATE        AGGREGATED FEES
-------------------                  ------------       ---------------
Cash Management                       0.05 of 1%           $  1,645,096
NY Tax Free Money                     0.05 of 1%                 43,141
Tax Free Money                        0.05 of 1%                 62,442
Treasury Money                        0.05 of 1%                929,181

Each Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the respective Portfolios for the year ended December 31, 1996:

PORTFOLIO                            ANNUAL RATE        AGGREGATED FEES
-------------------                  ------------       ---------------
Cash Management                       0.15 of 1%           $  4,935,288
NY Tax Free Money                     0.15 of 1%                129,423
Tax Free Money                        0.15 of 1%                187,326
Treasury Money                        0.15 of 1%              2,787,544

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses based upon an annual rate of the average daily net assets of the Portfolio. For the year ended December 31, 1996, the annual rates and expense reductions for the respective Portfolios were as follows:

                                                           WAIVERS AND
                                                          REIMBURSEMENT
PORTFOLIO                            ANNUAL RATE               AMOUNT
-------------------                  ------------       ---------------
Cash Management                       0.18 of 1%           $    761,230
NY Tax Free Money                     0.20 of 1%                 41,003
Tax Free Money                        0.20 of 1%                 43,832
Treasury Money                        0.20 of 1%                 60,530

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Edgewood Services, Inc., the distributor of the BT Investment Funds. None of the trustees so affiliated received compensation for services as trustees of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for long term capital losses in prior years.

                                       27
--------------------------------------------------------------------------------
BT PORTFOLIOS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the BT Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Cash Management, NY Tax Free Money, Tax Free Money and Treasury Money Portfolios (the "Portfolios") as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 12,1997

                                       28





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                                       29


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                                       30


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                                       31


BT INVESTMENT FUNDS

Cash Management Fund
NY Tax Free Money Fund
Tax Free Money Fund
Treasury Money Fund


For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Investment Funds may be obtained by calling or writing to Investors Fiduciary Trust Company or Edgewood Services,Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:


BT Investment Funds
DST Systems, Inc.
210 West 10th Street
Kansas City, MO  64105
(800) 730-1313


BT Investment Funds
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


You may write to the BT Investment Funds at the following address:
BT Investment Funds
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897








A1. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of Cash Management Fund. The chart is divided into five sections as follows: Repurchase Agreements, 6%; Floating Rate Notes, 8%; Eurodollar Time Deposits, 16%; Certificates of Deposit, 28%; and Commercial Paper, 42%.

A2. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of NY Tax Free Money Fund. The chart is divided into five sections as follows:
Commercial Paper, 3%; G.O. Bonds, 8%; G.O. Notes, 12%; Revenue Bonds, 13%; and Floating Rate Demand Notes, 64%.

A3. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of Tax Free Money Fund. The chart is divided into seven sections as follows: Tax Anticipation Notes, 1%; Tax Revenue Anticipation Notes, 5%; Revenue Bonds, 6%; G.O. Notes, 7%; Commercial Paper, 9%; G.O. Bonds, 10%; and Floating Rate Demand Notes, 62%.

A4. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of Treasury Money Fund. The chart is divided into two sections as follows: U.S. Treasury Notes, 37%, and Repurchase Agreements, 63%.